Restructuring (Tables)	6 Months Ended
Jun. 30, 2019
Restructuring and Related Activities [Abstract]
Details of Movement in Restructuring Provisions Recognized

Workforce Reductions
(in thousands)
Total provision recognized	$7,753
Utilized	(4,656)
Provision at December 31, 2017	$3,097
Utilized	(1,015)
December 31, 2018	$2,082
Utilized	(183)
Provision at June 30, 2019	$1,899

	Workforce reductions	Onerous Lease	Total
	(in thousands)
Initial restructuring charge recorded	$9,684	$2,806	$12,490
Utilization	(5,399)	(672)	(6,071)
Provision at December 31, 2018	$4,285	$2,134	$6,419
Utilization	(3,430)	(606)	(4,036)
Provision at June 30, 2019	$855	$1,528	$2,383